SCHEDULE OF LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Lease liabilities - current	$ 346	$ 348
Lease liabilities – non-current	808	1,072
Total	$ 1,154	$ 1,420